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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ---------------------------------

Check here if Amendment [_]; Amendment Number:______

 This Amendment (Check only one.):     [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Moab Capital Partners, LLC
           ------------------------------------------------
 Address:  15 East 62nd Street
           ------------------------------------------------
           New York, New York 10065
           ------------------------------------------------

 Form 13F File Number:  28-14318
                        -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:       Michael M. Rothenberg
             ----------------------------------------------
 Title:      Managing Director
             ----------------------------------------------
 Phone:      (212) 981-2646
             ----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael M. Rothenberg       New York, New York          May 14, 2012
 -----------------------------     ------------------       ------------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE


Report Summary:

 Number of Other Included Managers:               0
                                          --------------------

 Form 13F Information Table Entry Total:          39
                                          --------------------

 Form 13F Information Table Value Total:          175,854
                                          --------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                              FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2            Column 3   Column 4        Column 5          Column 6             Column 7
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS      CUSIP      VALUE       SHRS OR   SH/  PUT/  INVESTMENT       Voting Authority
                                                              (x $1000)   PRN AMT   PRN  CALL  DISCRETION      SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
1 800 FLOWERS                          CL A        68243Q106        255     84,300  SH            SOLE          84,300
ACCELRYS INC                           COM         00430U103        847    106,157  SH            SOLE         106,157
ACTIONS SEMICONDUCTOR CO LTD           ADR         00507E107      1,246    732,957  SH            SOLE         732,957
ALLEGHANY CORP                         COM         017175100     20,109     61,104  SH            SOLE          61,104
BARCLAYS BANK PLC                IPATH INVS&P STF  06740L592      6,130    168,500  SH            SOLE         168,500
CAPITOL FED FINL INC                   COM         14057J101     26,238  2,212,328  SH            SOLE       2,212,328
CARRIAGE SVCS INC                      COM         143905107      1,081    143,113  SH            SOLE         143,113
CARROLS REST GRP INC                   COM         14574X104      3,569    234,017  SH            SOLE         234,017
CHATHAM LODGING TR                     COM         16208T102     17,153  1,351,656  SH            SOLE       1,351,656
CIT GROUP INC                        COM NEW       125581801      3,446     83,558  SH            SOLE          83,558
CONVERGYS CORP                         COM         212485106      1,068     80,011  SH            SOLE          80,011
DELEK US HLDGS INC                     COM         246647101        613     39,500  SH            SOLE          39,500
DIANA CONTAINERSHIPS INC               COM         Y2069P101      2,951    488,586  SH            SOLE         488,586
EXPRESS SCRIPTS INC                    COM         302182100        439      8,100  SH            SOLE           8,100
FIRST CONN BANCORP INC                 COM         319850103        679     51,450  SH            SOLE          51,450
FLOTEK INDS INC                        COM         343389102      2,669    222,034  SH            SOLE         222,034
FORBES ENERGY SVCS LTD                 COM         345143101        365     59,200  SH            SOLE          59,200
GASTAR EXPL LTD                      COM NEW       367299203        221     73,767  SH            SOLE          73,767
GREAT LAKE DREDGE & DOCK CO            COM         390607109      7,625  1,056,106  SH            SOLE       1,056,106
KSW INC                                COM         48268R106        735    189,014  SH            SOLE         189,014
LENNAR CORP                            CL B        526057302     27,213  1,217,584  SH            SOLE       1,217,584
LIBERTY ALL STAR EQUTY FD           SH BEN INT     530158104        897    181,907  SH            SOLE         181,907
MAC-GRAY CORP                          COM         554153106     18,347  1,212,653  SH            SOLE       1,212,653
MACQUARIE INFRA CO LLC            MEMBERSHIP INT   55608B105      8,677    263,034  SH            SOLE         263,034
MEDCO HEALTH SOLUTIONS                 COM         58405U102      1,055     15,000  SH            SOLE          15,000
NASDAQ OMX GROUP INC                   COM         631103108      3,320    128,200  SH            SOLE         128,200
NEWPORT BANCORP INC                    COM         651754103        641     48,050  SH            SOLE          48,050
NYSE EURONEXT                          COM         629491101      1,851     61,667  SH            SOLE          61,667
PENDRELL CORP                          COM         70686R104      1,264    484,368  SH            SOLE         484,368
PNC FINL SVCS GROUP              *W EXP 12/31/201  693475121        251     20,540  SH            SOLE          20,540
POWERSHARES QQQ TRUST               UNIT SER 1     73935A104      1,351     20,000  SH            SOLE          20,000
ROCKVILLE FINL INC                     COM         774188106      1,233    105,824  SH            SOLE         105,824
SCIENTIFIC GAMES CORP                  CL A        80874P109      1,662    142,510  SH            SOLE         142,510
SONDE RES CORP                         COM         835426107        285    116,420  SH            SOLE         116,420
SUNCOKE ENERGY INC                     COM         86722A103      3,510    246,983  SH            SOLE         246,983
SUSSER HLDGS CORP                      COM         869233106      3,325    129,512  SH            SOLE         129,512
UNITED ONLINE INC                      COM         911268100        926    189,355  SH            SOLE         189,355
UNITED STATES OIL FUND LP             UNITS        91232N108        357      9,000  SH   PUT      SOLE           9,000
XERIUM TECHNOLOGIES INC              COM NEW       98416J118      2,251    348,982  SH            SOLE         348,982